Note 48 - Other Information - Profit Attributable By Operating Segments (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit Attributable By Operating Segments
Tax expense or income related to profit or loss from continuing operation (Income Statement)	€ (1,136)	€ (1,222)
Profit Loss before tax	4,052	4,286
Banking Activity in Spain [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent	734	746
United States [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent	297	385
Mexico [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent	1,287	1,200
Turkey [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent	282	372
South America [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent	404	332
Rest Of Eurasia [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent	55	60
Subtotal [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent	3,058	3,094
Corporate Center and Other Adjustments [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent	(616)	(558)
Total assets BBVA Group [Member]
Profit Attributable By Operating Segments
Profit or loss attributable to owners of the parent	€ 2,442	€ 2,536